Series B Debentures, Net of Current Maturities (Details) - Schedule of Long-term Debt Instruments - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Long-term Debt Instruments [Abstract]
Series B Debentures	$ 118,778	$ 69,287
Less: Current maturities	(19,796)	(9,898)
Less: Unamortized debt premium, discount and issuance costs	(548)	(539)
Total	$ 98,434	$ 58,850